Annual Fund Operating Expenses	Jul. 29, 2025
The Brown Capital Management Small Company Fund - Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	1.12%
The Brown Capital Management International All Company Fund - Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.79%
Expenses (as a percentage of Assets)	1.69%
Fee Waiver or Reimbursement	(0.69%)	[1]
Net Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
The Brown Capital Management International Small Company Fund - Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	1.06%
The Brown Capital Management Small Company Fund - Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	1.32%
The Brown Capital Management International All Company Fund - Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.80%
Expenses (as a percentage of Assets)	1.95%
Fee Waiver or Reimbursement	(0.70%)	[2]
Net Expenses (as a percentage of Assets)	1.25%
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
The Brown Capital Management International Small Company Fund - Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	1.31%

[1]	Brown Capital Management, LLC (the “Advisor”) has entered into an Expense Limitation Agreement with the International All Company Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the International All Company Fund and to assume other expenses of the International All Company Fund, if necessary, in an amount that limits the International All Company Fund’s annual operating expenses (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the International All Company Fund’s business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.00% until July 31, 2026. The Expense Limitation Agreement may not be terminated by either party prior to that date. Subject to certain conditions such as Fund asset levels being at certain thresholds and operating expenses being less than the operating expenses limit for the International All Company Fund, the International All Company Fund may reimburse the Advisor for fees waived or limited and other expenses assumed by the Advisor pursuant to the Expense Limitation Agreement. Reimbursement for fees previously waived are subject to Board approval and are only applicable to fees waived or limited and other expenses assumed by the Advisor in the prior three years. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the International All Company Fund within three years following the month in which the expense was incurred, provided that the International All Company Fund is able to make the repayment without exceeding the lesser of the expense limitation in place at the time of the waiver and/or reimbursement or the current expense limitation arrangement.
[2]	Brown Capital Management, LLC (the “Advisor”) has entered into an Expense Limitation Agreement with the International All Company Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the International All Company Fund and to assume other expenses of the International All Company Fund, if necessary, in an amount that limits the International All Company Fund’s annual operating expenses (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the International All Company Fund’s business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.00% until July 31, 2026. The Expense Limitation Agreement may not be terminated by either party prior to that date. Subject to certain conditions such as Fund asset levels being at certain thresholds and operating expenses being less than the operating expenses limit for the International All Company Fund, the International All Company Fund may reimburse the Advisor for fees waived or limited and other expenses assumed by the Advisor pursuant to the Expense Limitation Agreement. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the International All Company Fund within three years following the month in which the expense was incurred, provided that the International All Company Fund is able to make the repayment without exceeding the lesser of the expense limitation in place at the time of the waiver and/or reimbursement or the current expense limitation arrangement.